INVENTORIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Inventory Write-down	$ 1,700	$ 4,175	$ 4,493